Future Minimum Lease Payments Under Non-cancelable Operating and Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases
2013	$ 1,417
2014	1,463
2015	1,451
2016	1,470
2017	1,031
Thereafter	2,515
Total	9,347
Capital Leases
2013	407
2014	252
2015
2016
2017
Thereafter
Total	659
Less amount representing interest	(45)
Present value of minimum lease payments	614
Total
2013	1,824
2014	1,715
2015	1,451
2016	1,470
2017	1,031
Thereafter	2,515
Total	$ 10,006